Significant accounting policies - Summary of consolidated financial information as follows (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statement of financial position
Insurance contract liabilities	S/ 11,958,058	S/ 12,501,723
Other accounts payable, provisions and other liabilities	2,477,601	2,146,152
Consolidatedstatement of income
Interest and similar expenses	1,057,937	1,192,284	S/ 1,423,963
Net premiums earned	645,267	514,981	420,633
Net claims and benefits incurred for life insurance contracts and others	S/ 917,346	S/ 794,051	700,264
Parent [member] | Before Reclassification [Member]
Consolidated statement of financial position
Insurance contract liabilities			11,338,810
Other accounts payable, provisions and other liabilities			2,048,048
Consolidatedstatement of income
Interest and similar expenses			(1,407,897)
Net premiums earned			426,608
Net claims and benefits incurred for life insurance contracts and others			(722,305)
Parent [member] | Reclassification [Member]
Consolidated statement of financial position
Insurance contract liabilities			87,821
Other accounts payable, provisions and other liabilities			(87,821)
Consolidatedstatement of income
Interest and similar expenses			(16,066)
Net premiums earned			(5,975)
Net claims and benefits incurred for life insurance contracts and others			22,041
Parent [member] | After Reclassification [Member]
Consolidated statement of financial position
Insurance contract liabilities			11,426,631
Other accounts payable, provisions and other liabilities			1,960,227
Consolidatedstatement of income
Interest and similar expenses			(1,423,963)
Net premiums earned			420,633
Net claims and benefits incurred for life insurance contracts and others			S/ (700,264)